COLDSTREAM FINANCING	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Coldstream Financing [Abstract]
COLDSTREAM FINANCING
7.	COLDSTREAM FINANCING

In contemplation of the Merger, on April 19, 2013, the Company entered into a financing agreement (the “Financing Agreement”) with Coldstream Summit Ltd. (“Coldstream”) pursuant to which we agreed to issue and sell, and Coldstream agreed to purchase or assist in securing the purchase of $2,000,000 worth of units in a private offering within the 12-month period following the closing of the Merger (the “Coldstream Financing”). Each unit issued in the Coldstream Financing was to be sold at a price of $0.50 per share and was to consist of (i) one share of common stock and (ii) one warrant to purchase one share of common stock at an exercise price of $0.75 per share and with a term of 12 months. Pursuant to the Coldstream Financing, we issued and sold units consisting of 4,000,000 shares of common stock and warrants to purchase 4,000,000 shares of common stock for aggregate gross proceeds of $2,000,000. As of September 30, 2014, all warrants issued in connection with the Coldstream Financing had expired.

11.	Coldstream Financing

In contemplation of the Merger, on April 19, 2013, the Company entered into a financing agreement (the “Financing Agreement”) with Coldstream Summit Ltd. (“Coldstream”) pursuant to which we agreed to issue and sell, and Coldstream agreed to purchase or assist in securing the purchase of $2,000,000 worth of units in a private offering within the 12-month period following the closing of the Merger (the “Coldstream Financing”). Each unit issued in the Coldstream Financing was to be sold at a price of $0.50 per share and was to consist of (i) one share of common stock and (ii) one warrant to purchase one share of common stock at an exercise price of $0.75 per share and with a term of 12 months. Pursuant to the Coldstream Financing, we issued and sold units consisting of 4,000,000 shares of common stock and warrants to purchase 4,000,000 shares of common stock for aggregate gross proceeds of $2,000,000. As of September 30, 2014, all warrants issued in connection with the Coldstream Financing have expired.